Finance result (Tables)	12 Months Ended
Dec. 31, 2021
Finance result
Schedule of finance result (net)
	December 31, 2021	December 31, 2020	December 31, 2019
Finance income
Income from financial investments and marketable securities (i)	26,719	16,907	1,703
Other finance income	8,921	4,077	3,713
	35,640	20,984	5,416
Finance costs
Interest on bonds and financing	(43,549)	(52,935)	(92,583)
Imputed interest on suppliers	(14,767)	(13,854)	(24,612)
Interest on Loans from related parties	(157)	(3,344)	-
Bank and collection fees	(6,587)	(17,771)	(847)
Interest on provision for tax, civil and labor risks	(34,300)	(13,297)	(41,428)
Interest on Lease Liabilities	(14,984)	(15,077)	(16,312)
Other finance costs	(5,839)	(3,131)	(2,403)
	(120,183)	(119,409)	(178,185)
Financial Result (net)	(84,543)	(98,425)	(172,769)

(i) Refers to income from marketable securities indexed at CDI.